Goodwill and Other Intangibles - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance, beginning of the period	$ 79,121	$ 79,552
Impairment	0	(431)	$ 0
Balance, end of the period	78,150	79,121	79,552
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Goodwill [Roll Forward]
Divestitures	(971)
Health Care Benefits
Goodwill [Roll Forward]
Balance, beginning of the period	45,130	45,130
Impairment		0
Balance, end of the period	44,159	45,130	45,130
Health Care Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Goodwill [Roll Forward]
Divestitures	(971)
Health Services
Goodwill [Roll Forward]
Balance, beginning of the period	23,615	23,615
Impairment		0
Balance, end of the period	23,615	23,615	23,615
Health Services | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Goodwill [Roll Forward]
Divestitures	0
Pharmacy & Consumer Wellness
Goodwill [Roll Forward]
Balance, beginning of the period	10,376	10,807
Impairment		(431)
Balance, end of the period	10,376	$ 10,376	$ 10,807
Pharmacy & Consumer Wellness | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Goodwill [Roll Forward]
Divestitures	$ 0